UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2005



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUND, INC., SHORT-TERM BOND FUND - SEMIANNUAL REPORT FOR PERIOD ENDING JANUARY 31, 2005




[LOGO OF USAA]
   USAA(R)

                        USAA SHORT-TERM
                               BOND Fund

                                  [GRAPHIC OF USAA SHORT-TERM BOND FUND]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   JANUARY 31, 2005

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                   5

FINANCIAL INFORMATION

    Portfolio of Investments                                                16

    Notes to Portfolio of Investments                                       28

    Financial Statements                                                    32

    Notes to Financial Statements                                           35

    Expense Example                                                         45

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                            WE BELIEVE LONG-TERM RATES COULD
                                        GRADUALLY RISE OVER THE COURSE OF 2005,
[PHOTO OF CHRISTOPHER W. CLAUS]         BUT DON'T THINK MARKET CONDITIONS WILL
                                              DRIVE LONG-TERM RATES OVER 5%.

                                                          "

                                                                 February 2005
--------------------------------------------------------------------------------

                 Despite predictions to the contrary, long-term interest rates basically ended the year where they started. The 10-year U.S. Treasury rates started 2004 at 4.25% and ended the year at 4.22%. This is significant because the behavior of long-term interest rates affects the balance between risk and return in both the stock and bond markets.

                 Could investors be surprised again by long-term interest rates in 2005? We are inclined to think so.

                 After 9/11 and the subsequent recession, the Federal Reserve Board (the Fed) pumped significant liquidity into the U.S. monetary system to stimulate spending and borrowing. As the economy improved, the Fed began raising short-term rates in measured increments. We expect the Fed to continue tightening until short-term rates reach at least 3.5%, which may happen by the end of 2005.

                 However, while the Fed controls short-term rates, MARKET DYNAMICS DRIVE THE DIRECTION AND MAGNITUDE OF CHANGE IN LONG-TERM RATES. Apparently, the market does not foresee economic conditions that would justify higher long-term rates. As a result, these rates stayed relatively steady.

                 What are some factors that COULD lead to an increase in long-term rates? One is the financing of the U.S. budget deficit. Some pundits predict that foreign investors will abandon U.S. Treasuries - the

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 principal way in which the deficit is financed. We consider this scenario unlikely and expect Treasuries to continue serving as a safe haven for all investors. Another catalyst for higher long-term rates would be dramatic growth in the gross domestic product (GDP) and associated job creation. We anticipate modest GDP growth of approximately 3.5%, with surprises unlikely on the upside. Job growth is expected to be moderate, helping keep a lid on inflation. The third cause would be an increase in prices. If consumer demand rises and productivity does not keep pace, companies will be forced to hire additional workers - a cost they would try to pass on to customers. In our opinion, there will not be significant price inflation; most companies still have excess capacity, and the competitive environment will probably limit price increases.

                 We believe long-term rates could gradually rise over the course of 2005, but don't think market conditions will drive long-term rates over 5%. As rates go up, bond prices will go down. However, bond fund managers are already working to reduce the downside risk, and if rates DO rise dramatically, they will be able to buy bonds at higher interest rates, increasing possible income. In the long run, interest income is what really drives total return in a bond fund. The equity markets, however, would prefer lower long-term rates.
                 Equities tend to perform better in a lower-rate environment but, even with long-term rates at 5%, equities should still be able to provide mid-single-digit returns.

                 Whatever happens in the coming months, your portfolio management team will continue working hard on your behalf. From everyone at USAA, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 Past performance is no guarantee of future results.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA SHORT-TERM BOND FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High current income consistent with preservation of principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally at least 80% of the Fund's assets will be invested in a broad range of investment-grade debt securities and the Fund will maintain a dollar-weighted average portfolio maturity of three years or less.

                                           1/31/05                7/31/04
Net Assets                             $412.3 Million         $413.9 Million
Net Asset Value Per Share                   $8.94                  $8.98

                                           1/31/05                7/31/04
Dollar-Weighted Average
  Portfolio Maturity                      1.7 Years              1.8 Years

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE DOLLAR VALUE OF THE FUND'S PORTFOLIO.

            SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD AS OF 1/31/05

7/31/04 TO 1/31/05*                                        30-DAY SEC YIELD**
      1.18%                                                      3.97%

* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.
** CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

                 The performance data quoted represents past performance and is no guarantee of future results.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING JANUARY 31, 2005

                TOTAL RETURN         =         DIVIDEND RETURN         +         PRICE CHANGE
10 YEARS           5.06%             =              5.71%              +            -0.65%
5 YEARS            3.50%             =              5.04%              +            -1.54%
1 YEAR             1.55%             =              3.20%              +            -1.65%

                 The performance data quoted represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit usaa.com.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 10-YEAR PERIOD ENDING JANUARY 31, 2005

     [BAR CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
              FOR THE 10-YEAR PERIOD ENDING JANUARY 31, 2005]

PERIOD ENDING             TOTAL RETURN
  1/31/1996                  10.72%
  1/31/1997                   6.37%
  1/31/1998                   7.59%
  1/31/1999                   4.65%
  1/31/2000                   3.96%
  1/31/2001                   8.17%
  1/31/2002                   3.63%
  1/31/2003                   0.09%
  1/31/2004                   4.27%
  1/31/2005                   1.55%

PERIOD ENDING             DIVIDEND RETURN
  1/31/1996                    6.91%
  1/31/1997                    6.37%
  1/31/1998                    6.14%
  1/31/1999                    6.34%
  1/31/2000                    6.18%
  1/31/2001                    7.03%
  1/31/2002                    6.29%
  1/31/2003                    5.03%
  1/31/2004                    3.72%
  1/31/2005                    3.20%

PERIOD ENDING             CHANGE IN SHARE PRICE
  1/31/1996                       3.81%
  1/31/1997                       0.00%
  1/31/1998                       1.45%
  1/31/1999                      -1.69%
  1/31/2000                      -2.22%
  1/31/2001                       1.14%
  1/31/2002                      -2.66%
  1/31/2003                      -4.94%
  1/31/2004                       0.55%
  1/31/2005                      -1.65%

              [END CHART]

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       12-MONTH DIVIDEND YIELD COMPARISON

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                          USAA SHORT-TERM              LIPPER SHORT INVESTMENT
                               BOND                   GRADE DEBT FUNDS AVERAGE
1/31/1996                      6.45                             5.89
1/31/1997                      6.09                             5.85
1/31/1998                      6.07                             5.73
1/31/1999                      6.09                             5.58
1/31/2000                      6.18                             5.61
1/31/2001                      6.66                             5.91
1/31/2002                      6.48                             5.18
1/31/2003                      5.23                             3.90
1/31/2004                      3.65                             2.82
1/31/2005                      3.23                             2.60

                           [END CHART]

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 1/31/96 TO 1/31/05.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                                    [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                  LEHMAN BROTHERS 1-3 YEAR    LIPPER SHORT INVESTMENT    LIPPER SHORT INVESTMENT
                     GOVERNMENT/CREDIT           GRADE BOND FUNDS           GRADE DEBT FUNDS        USAA SHORT-TERM
                           INDEX                      INDEX                      AVERAGE               BOND FUND
                  -------------------------   -----------------------    ------------------------   ---------------
 1/31/1995               $10000.00                  $10000.00                  $10000.00               $10000.00
 2/28/1995                10138.00                   10118.24                   10121.99                10136.76
 3/31/1995                10195.79                   10174.10                   10177.70                10140.87
 4/30/1995                10287.55                   10261.16                   10269.72                10309.60
 5/31/1995                10460.79                   10448.91                   10450.86                10540.99
 6/30/1995                10524.64                   10513.22                   10507.98                10619.99
 7/31/1995                10566.69                   10547.00                   10535.48                10656.78
 8/31/1995                10630.72                   10617.81                   10607.70                10747.54
 9/30/1995                10683.28                   10668.49                   10666.97                10825.43
10/31/1995                10771.97                   10769.18                   10754.64                10908.29
11/30/1995                10864.68                   10860.13                   10849.88                10900.44
12/31/1995                10947.06                   10935.49                   10937.07                11010.26
 1/31/1996                11040.72                   11033.59                   11021.47                11071.59
 2/29/1996                10998.67                   10993.31                   10969.04                11026.44
 3/31/1996                10990.64                   10944.47                   10953.88                11056.30
 4/30/1996                11001.72                   10952.40                   10953.34                11059.96
 5/31/1996                11027.15                   10974.19                   10973.45                11094.43
 6/30/1996                11107.81                   11053.09                   11052.62                11204.72
 7/31/1996                11151.01                   11098.40                   11095.54                11255.45
 8/31/1996                11192.10                   11137.64                   11130.37                11255.01
 9/30/1996                11294.55                   11244.37                   11236.18                11431.04
10/31/1996                11296.66                   11365.13                   11361.98                11582.82
11/30/1996                11507.68                   11459.61                   11460.94                11720.46
12/31/1996                11509.59                   11464.58                   11456.70                11705.46
 1/31/1997                11565.21                   11523.13                   11511.63                11777.05
 2/28/1997                11593.88                   11562.00                   11544.56                11811.48
 3/31/1997                11584.90                   11550.00                   11532.01                11800.31
 4/30/1997                11679.89                   11642.45                   11622.39                11909.15
 5/31/1997                11761.51                   11720.48                   11699.44                11980.79
 6/30/1997                11843.32                   11802.36                   11777.99                12068.86
 7/31/1997                11974.83                   11936.53                   11920.41                12264.85
 8/31/1997                11986.10                   11944.98                   11923.81                12237.72
 9/30/1997                12075.57                   12038.64                   12015.42                12353.18
10/31/1997                12165.39                   12112.63                   12090.57                12440.80
11/30/1997                12195.98                   12142.65                   12115.28                12474.55
12/31/1997                12276.45                   12215.43                   12183.44                12544.10
 1/31/1998                12394.96                   12321.18                   12295.34                12670.56
 2/28/1998                12404.90                   12338.18                   12308.77                12631.61
 3/31/1998                12453.45                   12388.45                   12356.39                12713.76
 4/30/1998                12514.99                   12446.37                   12414.37                12778.41
 5/31/1998                12583.04                   12513.34                   12482.08                12865.69
 6/30/1998                12648.03                   12569.42                   12538.61                12936.01
 7/31/1998                12706.90                   12624.92                   12592.03                12989.43
 8/31/1998                12852.93                   12710.87                   12694.49                13120.63
 9/30/1998                13025.92                   12845.26                   12838.60                13139.29
10/31/1998                13082.30                   12828.15                   12831.03                13097.09
11/30/1998                13080.01                   12861.22                   12853.88                13152.01
12/31/1998                13130.66                   12916.73                   12904.29                13175.09
 1/31/1999                13186.67                   12981.71                   12969.16                13260.17
 2/28/1999                13131.04                   12939.32                   12913.64                13241.38
 3/31/1999                13224.13                   13039.73                   13012.98                13351.75
 4/30/1999                13269.43                   13087.04                   13056.48                13402.93
 5/31/1999                13258.54                   13069.53                   13033.38                13407.32
 6/30/1999                13297.91                   13094.33                   13051.62                13453.74
 7/31/1999                13335.95                   13109.24                   13070.37                13477.93
 8/31/1999                13371.12                   13134.83                   13090.56                13493.59
 9/30/1999                13460.95                   13221.74                   13186.26                13591.59
10/31/1999                13500.90                   13250.21                   13218.23                13601.91
11/30/1999                13530.72                   13293.90                   13258.65                13678.69
12/31/1999                13544.67                   13322.32                   13281.16                13710.25
 1/31/2000                13544.67                   13328.27                   13284.07                13784.72
 2/29/2000                13638.52                   13414.45                   13365.13                13902.95
 3/31/2000                13715.75                   13483.64                   13438.79                13993.78
 4/30/2000                13742.12                   13486.91                   13451.18                14023.87
 5/31/2000                13791.82                   13534.69                   13491.74                14007.07
 6/30/2000                13943.97                   13684.86                   13643.51                14217.96
 7/31/2000                14039.35                   13769.10                   13726.48                14313.53
 8/31/2000                14150.59                   13869.18                   13828.02                14261.99
 9/30/2000                14267.19                   13986.99                   13945.41                14399.05
10/31/2000                14331.03                   14028.51                   13979.60                14380.58
11/30/2000                14464.45                   14155.77                   14109.80                14520.39
12/31/2000                14638.96                   14306.26                   14273.41                14687.02
 1/31/2001                14846.35                   14509.99                   14470.14                14910.85
 2/28/2001                14952.05                   14611.16                   14572.25                15023.82
 3/31/2001                15073.43                   14716.56                   14680.46                15165.54
 4/30/2001                15121.21                   14751.78                   14712.07                15236.13
 5/31/2001                15214.30                   14842.97                   14798.86                15334.29
 6/30/2001                15272.59                   14904.34                   14855.78                15417.26
 7/31/2001                15464.69                   15087.62                   15046.12                15689.04
 8/31/2001                15569.63                   15185.40                   15143.59                15787.76
 9/30/2001                15801.29                   15330.11                   15309.30                15926.36
10/31/2001                15959.18                   15446.15                   15441.67                15931.55
11/30/2001                15916.17                   15369.84                   15362.60                15522.84
12/31/2001                15924.01                   15354.50                   15347.95                15431.48
 1/31/2002                15969.50                   15399.00                   15395.54                15451.87
 2/28/2002                16038.88                   15444.42                   15449.33                15389.93
 3/31/2002                15934.52                   15374.50                   15361.55                15434.00
 4/30/2002                16112.47                   15496.77                   15503.18                15470.69
 5/31/2002                16197.15                   15583.29                   15586.33                15524.04
 6/30/2002                16326.74                   15600.80                   15637.48                15387.97
 7/31/2002                16489.21                   15647.59                   15717.52                15015.69
 8/31/2002                16578.29                   15745.63                   15808.38                15221.85
 9/30/2002                16721.83                   15848.06                   15923.74                15358.61
10/31/2002                16743.05                   15857.77                   15924.44                15191.80
11/30/2002                16742.29                   15864.30                   15913.95                15176.24
12/31/2002                16923.87                   16022.41                   16072.80                15412.73
 1/31/2003                16944.70                   16047.61                   16099.80                15465.58
 2/28/2003                17038.36                   16144.19                   16195.58                15567.66
 3/31/2003                17074.49                   16168.86                   16221.01                15598.51
 4/30/2003                17140.43                   16238.69                   16284.78                15738.08
 5/31/2003                17237.53                   16331.58                   16378.96                15932.26
 6/30/2003                17275.38                   16361.71                   16401.38                15963.97
 7/31/2003                17162.99                   16217.50                   16256.30                15787.98
 8/31/2003                17170.06                   16232.82                   16269.29                15800.45
 9/30/2003                17359.48                   16401.90                   16437.68                16019.42
10/31/2003                17289.14                   16360.37                   16381.78                15980.83
11/30/2003                17290.48                   16363.88                   16387.64                15988.07
12/31/2003                17400.19                   16446.50                   16472.24                16068.03
 1/31/2004                17447.60                   16499.62                   16517.81                16125.88
 2/29/2004                17545.46                   16575.65                   16598.58                16220.71
 3/31/2004                17607.58                   16632.00                   16655.03                16280.89
 4/30/2004                17426.95                   16483.41                   16501.18                16131.26
 5/31/2004                17402.68                   16451.12                   16471.65                16116.88
 6/30/2004                17407.84                   16462.63                   16477.25                16122.10
 7/31/2004                17481.62                   16529.25                   16543.29                16185.89
 8/31/2004                17618.48                   16646.86                   16654.76                16281.22
 9/30/2004                17608.73                   16651.23                   16657.90                16309.71
10/31/2004                17669.89                   16706.24                   16714.35                16350.73
11/30/2004                17583.88                   16659.70                   16657.40                16320.82
12/31/2004                17626.51                   16710.80                   16699.66                16370.63
 1/31/2005                17623.64                   16713.20                   16701.02                16375.39

                                                     [END CHART]

                         DATA FROM 1/31/95 THROUGH 1/31/05.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Short-Term Bond Fund to the following benchmarks:

                 o The broad-based Lehman Brothers 1-3 Year Government/ Credit Index is an unmanaged index made up of government, agency, corporate, and noncorporate bonds with maturities longer than one year and shorter than three years.

                 o The Lipper Short Investment Grade Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper Short Investment Grade Debt Funds category.

                 o The Lipper Short Investment Grade Debt Funds Average is the average performance level of all short-term investment-grade debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

10

 . . . M A N A G E R ' S
========================--------------------------------------------------------
                         COMMENTARY on the Fund

[PHOTO OF MATTHEW FREUND]      MATTHEW FREUND, CFA
                                 USAA Investment Management Company

HOW DID THE FUND PERFORM?
--------------------------------------------------------------------------------

                 The USAA Short-Term Bond Fund provided a total return of 1.18% for the six-month period ending January 31, 2005. This compares to a 0.94% return for the Lipper Short Investment Grade Debt Funds Average, a 1.11% return for the Lipper Short Investment Grade Bond Funds Index, and a 0.81% return for the Lehman Brothers 1-3 Year Government/Credit Index. This total return placed your Fund in the top 24% of its peer group as defined by the Lipper Short Investment Grade Debt Funds Average. The Fund provided a one-year dividend yield of 3.23% for the period ending January 31, 2005.

                             [LOGO OF LIPPER LEADER
                                  PRESERVATION]

                 The Fund is listed as a Lipper Leader for Preservation of 3,929 funds within the Lipper Short Investment Grade Debt Funds category for the overall period ending January 31, 2005.

                 PAST PERFORMACE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 9 FOR BENCHMARK DEFINITIONS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

WHAT WERE THE RELEVANT MARKET CONDITIONS?

                 At the beginning of the period, the markets were preoccupied with the upcoming U.S. elections and economic news that was surprisingly mixed. In contrast to previous recoveries, economic activity and job creation were lower than expected, because companies remained cautious in their outlook. At the same time, the U.S. dollar fell in relation to other world currencies. Inflation was relatively benign despite rising energy prices.

                 As expected, the Federal Reserve Board (the Fed) continued to raise short-term interest rates at a measured pace. By the end of January 2005, the federal funds rate (the rate banks charge for overnight loans) was 2.25%, up from 1.25% on July 31, 2004. Short-term rates, generally for maturities of less than three years, rose (and their prices fell) as a result of the Fed's actions (see graph on following page).

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 We strive to generate an attractive yield with an acceptable level of price volatility. The Fund's net asset value began the period at $8.98 and ended at $8.94, primarily because of changing interest rates. Compared to the Lipper category, our yield was above-average for a short-term bond fund.

                 LIPPER RATINGS FOR PRESERVATION REFLECT FUNDS' HISTORICAL LOSS AVOIDANCE RELATIVE TO OTHER FUNDS WITHIN THE SAME ASSET CLASS, AS OF JANUARY 31, 2005. PRESERVATION RATINGS ARE RELATIVE, RATHER THAN ABSOLUTE, MEASURES, AND FUNDS NAMED LIPPER LEADERS FOR PRESERVATION MAY STILL EXPERIENCE LOSSES PERIODICALLY; THOSE LOSSES MAY BE LARGER FOR EQUITY AND MIXED EQUITY FUNDS THAN FOR FIXED INCOME FUNDS. THE FUND RECEIVED A LIPPER LEADER RATING FOR PRESERVATION AMONG 3,929, 3,327, AND 1,953 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE PRESERVATION METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2005, REUTERS, ALL RIGHTS RESERVED.

12

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        COMMENTARY on the Fund

           [CHART HISTORICAL YIELD CURVE]

               7/30/04      1/31/05       CHANGE
               -------      -------       ------
 3 MONTH        1.434        2.458        1.0231
 6 MONTH        1.749        2.722        0.9737
 2 YEAR         2.677        3.272        0.5945
 3 YEAR         3.006        3.396        0.3899
 5 YEAR         3.694        3.964        0.0000
10 YEAR         4.475        4.128       -0.3467
30 YEAR         5.197        4.585       -0.6120

                     [END CHART]

                 Our goal is to maintain a high-quality portfolio diversified across multiple asset classes. Because of their stable cash flows and attractive yields, we bought taxable municipal bonds. We also increased our holdings in asset-backed and mortgage-backed securities. To select corporate bonds, we maintained our dedication to fundamental research and spread our purchases across a greater number of names. By reducing the positions we take in any one issuer, we limited our exposure to potential credit problems. To reduce volatility, we allowed the Fund's weighted average maturity to shorten slightly from 1.8 years to 1.7 years.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

WHAT IS YOUR OUTLOOK?

                 Geopolitical risks appear to have moderated following the U.S. presidential election and the elections in Iraq. Despite contradictory economic news, we remain guardedly optimistic about the U.S. economy. Energy costs seem to have stabilized, and companies are gradually hiring new employees and making capital investments. The Fed is expected to continue its policy of measured interest-rate increases. In this environment, we believe investors should expect most of their return to come from the income provided by the Fund. Your portfolio management team remains committed to providing you with a high-quality, well- diversified bond fund with an acceptable level of risk.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

              [PIE CHART OF PORTFOLIO RATINGS MIX]

                     PORTFOLIO RATINGS MIX
                           1/31/05

AAA                                                  38%
AA                                                   12%
A                                                    21%
BBB                                                  22%
BB                                                    1%
Money Market Instruments                              3%
U.S. Government                                       3%

                          [END CHART]

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. Money market instruments are all rated within the two highest short-term credit ratings categories. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Service, Fitch Ratings, or Dominion Bond Rating Service Ltd.

                 PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        HIGHLIGHTS

                [PIE CHART OF PORTFOLIO MIX]

                        PORTFOLIO MIX
                           1/31/05

Corporate Obligations                                40.4%
Other Mortgage Securities                            19.8%
Asset-Backed Securities                              18.9%
Municipal Bonds                                       9.7%
Eurodollar & Yankee Obligations                       4.4%
Money Market Instruments                              3.0%
U.S. Treasury Securities                              2.2%
U.S. Government Agency Issue                          1.0%

                         [END CHART]

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-27.

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)


PRINCIPAL                                                               COUPON                                  MARKET
   AMOUNT      SECURITY                                                   RATE             MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------
               CORPORATE OBLIGATIONS (40.4%)

               ASSET MANAGEMENT & CUSTODY BANKS (0.8%)
  $ 3,000      Mellon Funding Corp., Senior Notes                         4.88%           6/15/2007           $  3,078
                                                                                                              --------
               AUTOMOBILE MANUFACTURERS (0.7%)
    2,000      DaimlerChrysler, N.A. Holding, MTN                         2.94(i)         9/10/2007              2,007
    1,000      General Motors Acceptance Corp., MTN                       3.19(i)         5/18/2006                997
                                                                                                              --------
                                                                                                                 3,004
                                                                                                              --------
               BROADCASTING & CABLE TV (0.5%)
    2,000      Continental Cablevision, Inc., Senior Notes                8.30            5/15/2006              2,111
                                                                                                              --------
               BUILDING PRODUCTS (0.5%)
    2,000      York International Corp., Senior Notes                     6.63            8/15/2006              2,077
                                                                                                              --------
               CASINOS & GAMING (0.5%)
    2,000      Harrah's Operating Co., Inc.,
                 Guaranteed Senior Notes                                  7.13            6/01/2007              2,134
                                                                                                              --------
               CONSUMER FINANCE (3.9%)
    2,000      Ford Motor Credit Co., MTN                                 3.10(i)         7/18/2005              1,996
    2,000      Ford Motor Credit Co., Global Notes                        7.60            8/01/2005              2,038
    2,000      General Motors Acceptance Corp., MTN                       3.92(i)        10/20/2005              2,009
    2,000      General Motors Acceptance Corp., Notes                     6.13            9/15/2006              2,034
    3,000      Household Finance Corp., Notes                             5.75            1/30/2007              3,118
    2,000      MBNA Corp., MTN                                            5.63           11/30/2007              2,088
    3,000      SLM Corp., MTN, CPI Floating Rate Note                     3.91(i)         6/01/2009              2,981
                                                                                                              --------
                                                                                                                16,264
                                                                                                              --------
               DIVERSIFIED BANKS (0.7%)
    1,000      Key Bank, N.A., MTN                                        5.00            7/17/2007              1,034
    1,818      U.S. Central Credit Union, Senior Notes                    2.70            9/30/2009              1,778
                                                                                                              --------
                                                                                                                 2,812
                                                                                                              --------
               DRUG RETAIL (0.2%)
    1,000      CVS Corp., Notes                                           3.88           11/01/2007              1,000
                                                                                                              --------
               ELECTRIC UTILITIES (8.7%)
    2,000      Alabama Power Co., Senior Notes                            2.57(i)         8/25/2009              2,003
    2,000      Alabama Power Co., Senior Notes                            3.50           11/15/2007              1,985
    3,450      Conectiv, Inc., Notes                                      5.30            6/01/2005              3,470

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)


PRINCIPAL                                                               COUPON                                  MARKET
   AMOUNT      SECURITY                                                   RATE             MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------
  $ 1,250      Florida Power & Light Co.,
                 First Mortgage Bond                                      6.88%          12/01/2005           $  1,288
    3,000      FPL Group Capital, Inc.,
                 Guaranteed Debenture                                     1.88            3/30/2005              2,996
    2,000      Jersey Central Power & Light Co.,
                 First Mortgage MTN                                       6.45            5/15/2006              2,067
    2,000      Midamerican Energy Holdings Co.,
                 Senior Notes                                             4.63           10/01/2007              2,027
    3,000      Monongahela Power Co.,
                 First Mortgage Bond                                      5.00           10/01/2006              3,058
    2,000      New York State Electric & Gas Corp., Notes                 4.38           11/15/2007              2,021
    1,483      Oglethorpe Power Corp.,
                 Secured Series Facility Bonds                            6.97            6/30/2011              1,591
    1,500      Pacific Gas & Electric Co.,
                 First Mortgage Bond                                      3.26(i)         4/03/2006              1,502
    1,000      Pinnacle West Capital Corp., Senior Notes                  2.96(i)        11/01/2005              1,001
    2,649      Power Contract Financing,
                 Pass-Through Certificates(a)                             5.20            2/01/2006              2,686
    1,000      Power Contract Financing, Senior Notes(a)                  6.26            2/01/2010              1,041
    2,000      Public Service Electric & Gas Co.,
                 First Mortgage Bond, Series A                            2.66(i)         6/23/2006              2,000
    1,800      Public Service Electric & Gas Co.,
                 First Mortgage Bond (INS)                                6.38            5/01/2008              1,933
    2,000      Scana Corp., Senior Notes                                  2.74(i)        11/15/2006              2,006
    1,000      Teco Energy, Inc., Notes                                   6.13            5/01/2007              1,034
                                                                                                              --------
                                                                                                                35,709
                                                                                                              --------
               ELECTRIC/GAS UTILITY (0.4%)
    1,620      Texas Municipal Gas Corp., Notes (INS)(a)                  2.60            7/01/2007              1,608
                                                                                                              --------
               GAS UTILITIES (1.5%)
    3,000      Northern Natural Gas Co., Notes(a)                         6.88            5/01/2005              3,029
    3,000      Texas Eastern Transmission, LP, Senior Notes               5.25            7/15/2007              3,090
                                                                                                              --------
                                                                                                                 6,119
                                                                                                              --------
               HEALTH CARE FACILITIES (0.5%)
    2,000      Columbia HCA Healthcare Corp., Notes                       6.91            6/15/2005              2,032
                                                                                                              --------
               HOUSEHOLD APPLIANCES (0.2%)
    1,000      Stanley Works, Notes                                       3.50           11/01/2007                993
                                                                                                              --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)


PRINCIPAL                                                               COUPON                                  MARKET
   AMOUNT      SECURITY                                                   RATE             MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------
               INDUSTRIAL CONGLOMERATES (1.5%)
  $ 3,000      General Electric Capital Corp., MTN                        2.97%           7/26/2006           $  2,984
    3,000      Tyco International Group, SA COP, Notes(a)                 4.44            6/15/2007              3,036
                                                                                                              --------
                                                                                                                 6,020
                                                                                                              --------
               LIFE & HEALTH INSURANCE (1.5%)
    3,000      John Hancock Global Funding II, Notes(n)                   5.50           12/31/2007              3,116
    3,000      Metropolitan Life Global Funding I, Notes(a)               4.75            6/20/2007              3,067
                                                                                                              --------
                                                                                                                 6,183
                                                                                                              --------
               MANAGED HEALTH CARE (0.5%)
    2,000      UnitedHealth Group, Inc., Notes                            3.38            8/15/2007              1,978
                                                                                                              --------
               METAL & GLASS CONTAINERS (0.8%)
    3,000      Pactiv Corp., Notes(n)                                     7.20           12/15/2005              3,090
                                                                                                              --------
               MOVIES & ENTERTAINMENT (0.5%)
    2,000      Time Warner Companies, Inc., Notes                         8.11            8/15/2006              2,130
                                                                                                              --------
               MULTI-LINE INSURANCE (1.7%)
    2,000      American General Finance Corp., MTN                        2.40(i)         8/16/2007              1,998
    2,000      ASIF Global Financing XVIII, Senior Notes(a)               2.65            1/17/2006              1,989
    3,000      Hartford Financial Services Group, Inc., Notes             2.38            6/01/2006              2,941
                                                                                                              --------
                                                                                                                 6,928
                                                                                                              --------
               MULTI-UTILITIES & UNREGULATED POWER (0.9%)
    1,000      Dominion Resources, Inc., Senior Notes                     4.13            2/15/2008              1,006
    1,000      Duke Capital Corp., LLC, Senior Notes                      4.30            5/18/2006              1,010
    1,815      Duke Energy Field Services, LLC, Notes                     7.50            8/16/2005              1,856
                                                                                                              --------
                                                                                                                 3,872
                                                                                                              --------
               OIL & GAS EQUIPMENT & SERVICES (1.2%)
    3,000      Cooper Cameron Corp., Senior Notes                         2.65            4/15/2007              2,914
    2,000      Halliburton Co., Senior Notes                              4.16(i)        10/17/2005              2,015
                                                                                                              --------
                                                                                                                 4,929
                                                                                                              --------
               OIL & GAS EXPLORATION & PRODUCTION (1.3%)
    2,325      Kerr-McGee Corp., Notes                                    5.38            4/15/2005              2,335
    2,000      Ocean Energy, Inc., Senior Notes                           4.38           10/01/2007              2,023
    1,000      Southwestern Energy Co., Senior Notes                      6.70           12/01/2005              1,019
                                                                                                              --------
                                                                                                                 5,377
                                                                                                              --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)


PRINCIPAL                                                               COUPON                                  MARKET
   AMOUNT      SECURITY                                                   RATE             MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.7%)
  $ 3,000      Citigroup, Inc., Global Notes                              4.25%           7/29/2009           $  3,027
    2,000      Reliastar Financial Corp., Notes                           8.00           10/30/2006              2,149
    2,000      Textron Financial Corp., Notes                             2.75            6/01/2006              1,970
                                                                                                              --------
                                                                                                                 7,146
                                                                                                              --------
               PACKAGED FOODS & MEAT (1.6%)
    1,000      Kraft Foods, Inc., Notes                                   4.00           10/01/2008                999
    1,000      Kraft Foods, Inc., Notes                                   4.13           11/12/2009                992
    4,645      Nabisco, Inc., Notes                                       6.38            2/01/2005              4,661
                                                                                                              --------
                                                                                                                 6,652
                                                                                                              --------
               PROPERTY & CASUALTY INSURANCE (1.9%)
    3,000      Allstate Financial Global Funding,
                 Senior Notes(a)                                          7.13            9/26/2005              3,074
    1,000      Chubb Corp., Senior Notes                                  3.95            4/01/2008                998
    3,000      CNA Financial Corp., Notes(n)                              6.75           11/15/2006              3,132
      500      Liberty Mutual Insurance Co., Notes(a)                     8.20            5/04/2007                537
                                                                                                              --------
                                                                                                                 7,741
                                                                                                              --------
               REAL ESTATE INVESTMENT TRUSTS (1.6%)
    3,000      Gables Realty, LP, Senior Notes                            5.75            7/15/2007              3,103
    1,350      Health Care Properties Investors, Inc.,
                 Subordinated Notes                                       6.88            6/08/2015(c)           1,366
    1,000      Nationwide Health Properties, Inc., MTN                    6.90           10/01/2037(c)           1,093
    1,000      New Plan Excel Realty Trust, Inc., Senior Notes            5.88            6/15/2007              1,037
                                                                                                              --------
                                                                                                                 6,599
                                                                                                              --------
               REGIONAL BANKS (0.5%)
    1,000      Greenpoint Financial Corp., Senior Notes                   3.20            6/06/2008                975
    1,000      M&I Marshall & Ilsley Bank, Senior Notes                   4.13            9/04/2007              1,011
                                                                                                              --------
                                                                                                                 1,986
                                                                                                              --------
               REINSURANCE (0.5%)
    2,000      Reinsurance Group of America, Inc.,
                 Senior Notes(a)                                          7.25            4/01/2006              2,064
                                                                                                              --------
               SPECIALIZED FINANCE (1.0%)
    2,000      CIT Group, Inc., Senior Notes                              2.59(i)        11/23/2007              2,005
    2,000      CIT Group, Inc., Global Notes                              7.38            4/02/2007              2,149
                                                                                                              --------
                                                                                                                 4,154
                                                                                                              --------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)


PRINCIPAL                                                               COUPON                                  MARKET
   AMOUNT      SECURITY                                                   RATE             MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------
               THRIFTS & MORTGAGE FINANCE (2.6%)
  $ 1,500      Golden West Financial Corp., Senior Notes                  4.13%           8/15/2007           $  1,518
    2,255      Independence Community Bank Corp.,
                 Subordinated Notes                                       3.75            4/01/2014              2,170
    3,000      Sovereign Bancorp, Inc., Senior Notes                      2.71(i)         8/25/2006              3,001
    2,000      Sovereign Bank Federal Savings Bank, CD                    4.00            2/01/2008              2,001
    2,000      World Savings Bank Federal
                 Savings Bank, Notes                                      4.13           12/15/2009              1,995
                                                                                                              --------
                                                                                                                10,685
                                                                                                              --------
               Total corporate obligations (cost: $165,025)                                                    166,475
                                                                                                              --------
               EURODOLLAR AND YANKEE OBLIGATIONS (4.4%)(d)

               ASSET-BACKED FINANCING (0.7%)
    3,000      Holmes Financing plc, Notes, Series 7,
                 Class 2M (United Kingdom)                                3.46(i)         7/15/2040              3,029
                                                                                                              --------
               DIVERSIFIED BANKS (0.7%)
    1,000      Bayerische Landesbank, MTN (Germany)                       2.60           10/16/2006                984
    2,000      European Investment Bank,
                 Notes (Luxembourg)                                       4.00            8/30/2005              2,012
                                                                                                              --------
                                                                                                                 2,996
                                                                                                              --------
               DIVERSIFIED CAPITAL MARKETS (0.2%)
    1,000      Fondo Latinoamericano, Notes (Colombia)(a)                 3.00            8/01/2006                993
                                                                                                              --------
               ELECTRIC UTILITIES (0.3%)
    1,000      Eastern Energy Ltd., Senior Notes (Australia)(a)           6.75           12/01/2006              1,053
                                                                                                              --------
               FOREST PRODUCTS (0.5%)
    2,000      Nexfor, Inc., Debentures (Canada)(n)                       8.13            3/20/2008              2,209
                                                                                                              --------
               INTEGRATED OIL & GAS (1.2%)
    4,588      PEMEX Finance Ltd., Notes (Mexico)                         6.55            2/15/2008              4,763
                                                                                                              --------
               INTEGRATED TELECOMMUNICATION SERVICES (0.8%)
    3,000      Deutsche Telekom International Finance B.V.,
                 Notes (Germany)                                          8.25            6/15/2005              3,056
                                                                                                              --------
               Total Eurodollar and Yankee obligations
                 (cost: $17,943)                                                                                18,099
                                                                                                              --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)


PRINCIPAL                                                               COUPON                                  MARKET
   AMOUNT      SECURITY                                                   RATE             MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------
               ASSET-BACKED SECURITIES (18.9%)(e)

               AIRLINES (3.5%)
   $ 1,225     America West Airlines, Inc., Pass-Through
                 Certificates, Series 1996-1, Class A, EETC               6.85%           7/02/2009           $  1,221
     2,025     American Airlines, Pass-Through Certificates,
                 Series 2002-1, Class G, EETC (INS)                       3.15(i)         9/23/2007              2,030
     3,950     Continental Airlines, Inc., Secured Notes,
                 EETC (INS)                                               3.34(i)        12/06/2007              3,986
     1,723     Delta Air Lines, Inc., Pass-Through Certificates,
                 Series 2003-1, Class G, EETC (INS)                       3.45(i)         1/25/2008              1,735
               Southwest Airlines Co., Pass-Through Certificates,
       284       Series 2001-1, Class A-1, EETC                           5.10            5/01/2006                289
     5,000       Series 2001-1, Class A-2, EETC(n)                        5.50           11/01/2006              5,131
                                                                                                              --------
                                                                                                                14,392
                                                                                                              --------
               ASSET-BACKED FINANCING (15.4%)
               AESOP Funding II, LLC,
     1,000       Series 2004-2A, Class A1(a)                              2.76            4/20/2008                982
     5,000       Series 2002-1, Rental Car Notes, Class A1                3.85           10/20/2005              5,025
       583       Series 1998-1, Rental Car Notes, Class A (INS)(a)        6.14            5/20/2006                587
     3,764     Aircraft Finance Trust, Notes,
                 Series 1999-1A, Class A2                                 2.98(i)         5/15/2024              3,559
       897     Airport Airplanes, Pass-Through Certificates,
                 Series 1R, Class A8, EETC                                2.86(i)         3/15/2019                801
               AmeriCredit Automobile Receivables Trust, Notes,
     2,000       Series 2004 AF, Class A3                                 2.18            7/07/2008              1,982
     3,000       Series 2002, Class A4                                    3.55            2/12/2009              3,005
     5,000     ARG Funding Corp., Series 2003-1A,
                 Rental Car Notes, Class A2(a)                            2.54            3/20/2007              4,977
               Aviation Capital Group Trust, Notes,
     1,195       Series 2000-1A, Class A2(a)                              2.96(i)        11/15/2025              1,186
     4,436       Series 2003-2A, Class G1 (INS)(a)                        3.20(i)         9/20/2033              4,438
     1,531     Capital One Auto Finance Trust, Notes,
                 Series 2002-C, Class A3A                                 2.65            6/15/2009              1,530
     2,000     Capital One Multi-Asset Execution Trust, Notes,
                 Series 2003-C2, Class C2                                 4.32            4/15/2009              2,017

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)


PRINCIPAL                                                               COUPON                                  MARKET
   AMOUNT      SECURITY                                                   RATE             MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------
  $ 1,190      CIT Equipment Collateral Trust, Notes,
                 Series 2003-EF1, Class B                                 2.29%           7/20/2008           $  1,177
    2,150      Distribution Financial Services,
                 Series 2003-1, Class B                                   2.87(i)         4/15/2007              2,152
               Diversified REIT, Notes,
    2,000        Series 1999-1A, Class A2(a,n)                            6.78            3/18/2011              2,148
    3,000        Series 1999-1A, Class B(a,n)                             6.78            3/18/2011              3,233
    1,000        Series 2000-1, Class B(a,n)                              6.97            3/08/2010              1,084
    3,000      Drive Auto Receivables Trust, Notes,
                 Series 2003-2, Class A3 (INS)(a)                         2.04           10/15/2007              2,968
    1,649      First Auto Receivables Group Trust, Notes,
                 Series 2003-1, Class A3                                  1.97           12/15/2007              1,641
               Ford Credit Auto Owner Trust Notes,
    2,000        Series 2002-B, Class B                                   5.18           10/16/2006              2,022
    3,000        Series 2002-A, Class C                                   5.43            1/15/2007              3,027
    2,000      Hertz Vehicle Financing, LLC, Notes,
                 Series 2004-1A, Class A2(a)                              2.38            5/25/2008              1,945
      566      Ikon Receivables Funding, LLC, Notes,
                 Series 2003-1, Class A3B                                 2.33           12/17/2007                564
    1,747      Lease Investment Flight Trust,
                 Series 2001-1, Class A3                                  2.91(i)         7/15/2016              1,646
    5,000      Permanent Financing plc, Notes, Series 2A                  4.20            6/10/2005              5,022
               Rental Car Finance Corp.,
    3,000        Series 2004-1A, Class A (INS)(a)                         2.73(i)         6/25/2009              3,015
    1,774        Series 1997-1, Rental Car Notes, Class B3(a)             6.70            9/25/2007              1,782
                                                                                                              --------
                                                                                                                63,515
                                                                                                              --------
               Total asset-backed securities (cost: $78,164)                                                    77,907
                                                                                                              --------
               U.S. GOVERNMENT AGENCY ISSUE (1.0%)

               DEBENTURE
    4,000      Fannie Mae, CPI Floating Rate Note(k) (cost: $3,997)       4.33(i)         2/17/2009              4,000
                                                                                                              --------
               U.S. TREASURY SECURITIES (2.2%)
    6,028      Inflation-Indexed Note(g)                                  3.38            1/15/2007              6,323
    3,000      Note 2.75                                                                  8/15/2007              2,957
                                                                                                              --------
               Total U.S. Treasury securities (cost: $9,235)                                                     9,280
                                                                                                              --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)


PRINCIPAL                                                               COUPON                                  MARKET
   AMOUNT      SECURITY                                                   RATE             MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------
               OTHER MORTGAGE SECURITIES (19.8%)(e)

               COLLATERALIZED MORTGAGE OBLIGATION (1.0%)
  $ 4,007      Citigroup Commercial Mortgage Trust,
                 Series 2004-FL1, Class A1(a)                             2.61%(i)        7/15/2018           $  4,014
                                                                                                              --------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (17.0%)
               Asset Securitization Corp.,
    1,892        Series 1997-D4, Class A1D                                7.49            4/14/2029              2,020
    3,000        Series 1997-MD7, Class A2                                7.58            1/13/2030              3,192
      858      Commercial Mortgage Acceptance Corp.,
                 Series 1999-C1, Class A1                                 6.79            6/15/2031                892
               Commercial Mortgage Trust, Pass-Through Certificates,
    5,000        Series 2004-CNL, Class A1(a)                             2.62(i)         9/15/2014              5,010
    5,000        Series 2004-CNL, Class B(a)                              2.88(i)         9/15/2014              5,007
    1,000        Series 2004-RS1, Class A(a)                              4.02            3/03/2041              1,006
               CS First Boston Mortgage Securities Corp.,
      773        Series 2001-CK1, Class A1                                5.90           12/16/2035                796
    2,030        Series 1998-C2, Class A1                                 5.96           11/11/2030              2,073
      859        Series 1998-C1, Class A1A                                6.26            5/17/2040                870
    1,000      G-Force, LLC, Pass-Through Certificates,
                 Series 2005-RR, Class A-1(a,m,o)                         4.39            8/22/2036              1,005
    1,794      GGP Mall Properties Trust,
                 Series 2001, Class D-2(a)                                5.89           11/15/2011              1,852
      444      GMAC Commercial Mortgage Securities, Inc.,
                 Series 1998-C2, Class A1                                 6.15            5/15/2035                448
               LB Commercial Conduit Mortgage Trust,
    4,419        Series 1998-C4, Class A1A                                5.87           10/15/2035              4,484
    1,492        Series 1999-C1, Class A1                                 6.41            6/15/2031              1,539
    2,938      Mach One Trust, Series 2004-1A, Class A1(a)                3.89            5/28/2040              2,924
               Morgan Stanley Dean Witter Capital I, Inc.,
   10,000        Series 1998-XL1, Class A2                                6.45            6/03/2030             10,091
    3,000        Series 1997-XL1, Class A2                                6.88           10/03/2030              3,091
    2,000        Series 1997-XL1, Class A3                                6.95           10/03/2030              2,134
    1,818        Series 2000-PRIN, Class A3                               7.36            2/23/2034              1,955
      506        Series 1996 WF1, Class A3(a)                             7.70           11/15/2028                518
    1,291        Series 1995-GAL1, Class D(a)                             8.25            8/15/2027              1,292
    3,334      Nomura Asset Securities Corp.,
                 Series 1998-D6, Class A1A                                6.28            3/15/2030              3,443

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)


PRINCIPAL                                                               COUPON                                  MARKET
   AMOUNT      SECURITY                                                   RATE             MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------
               Structured Asset Securities Corp.,
  $   444        Series 1997-LLI, Class A2                                6.84%           9/12/2006           $    457
    4,340        Series 1997-LLI, Class B                                 6.95            3/12/2007              4,617
    1,939      Tower Global Signal Trust I,
                 Series 2004-1, Class A(a)                                3.71            1/16/2034              1,927
               Trizechahn Office Properties Trust,
    1,556        Series 2001-TZHA, Class A2(a)                            6.09            5/15/2016              1,639
    3,000        Series 2001-TZHA, Class D3(a)                            6.94            3/15/2013              3,167
    2,920      Wachovia Bank Commercial Mortgage Trust,
                 Series 2004-WL4A, Class A1(a)                            2.61(i)        10/15/2015              2,925
                                                                                                              --------
                                                                                                                70,374
                                                                                                              --------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED
                 SECURITIES (1.8%)(f)
   25,018      Bear Stearns Commercial Mortgage
                 Securities, Inc., Series 2004-ESA, Class X1
                 (acquired 6/17/2004; cost $1,000)(a,j)                   1.24            5/14/2016                871
   65,000      Commercial Mortgage Trust, Pass-Through
                 Certificates, Series 2004-CNL, Class X1
                 (acquired 9/27/2004; cost $2,057)(a,j)                   2.29            9/15/2014              1,670
               CS First Boston Mortgage Securities Corp.,
   67,209        Series 2004-C1, Class ASP (acquired 2/26/2004
                 and 8/30/2004; cost $3,007)(a,j)                         1.04            1/15/2037              2,675
    9,980      Series 2003-C3, Class ASP
                 (acquired 6/17/2003; cost $945)(a,j)                     1.88            5/15/2038                684
    8,679      Greenwich Capital Commercial Funding Corp.,
                 Series 2002-C1, Class XP
                 (acquired 7/17/2003; cost $915)(a,j)                     1.96            1/11/2035                741
   15,170      LB-UBS Commercial Mortgage Trust,
                 Series 2003-C3, Class XCP
                 (acquired 5/20/2003; cost $1,000)(a,j)                   1.38            2/15/2037                684
                                                                                                              --------
                                                                                                                 7,325
                                                                                                              --------
               Total other mortgage securities (cost: $81,568)                                                  81,713
                                                                                                              --------
               MUNICIPAL BONDS (9.7%)

               AIRPORT/PORT (2.2%)
    3,000      Chicago, IL, O'Hare International Airport RB,
                 Series 2004E (INS)                                       3.88            1/01/2008              2,986
    5,125      New York and New Jersey Port Auth.,
                 Consolidated Notes, Series 2004XX                        3.30            9/15/2007              5,062

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)


PRINCIPAL                                                               COUPON                                  MARKET
   AMOUNT      SECURITY                                                   RATE             MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------
  $   945      Virginia Port Auth. RB (INS)                               2.25%           7/01/2005           $    946
                                                                                                              --------
                                                                                                                 8,994
                                                                                                              --------
               APPROPRIATED DEBT (1.2%)
    5,000      Pomona, CA, Pension Obligation
                 Refunding Bond, Series 2004AJ(l)                         2.50            7/01/2034              5,000
                                                                                                              --------
               ELECTRIC UTILITIES (1.5%)
               Brazos River Auth., TX, PCRB,
    2,000        Series 1994A                                             3.00            5/01/2029(b)           2,001
    2,000        Series 1995A (TXU)                                       5.40            4/01/2030(b)           2,060
    2,000      Farmington, NM, PCRB, Series 2003B                         2.10            4/01/2033(b)           1,980
                                                                                                              --------
                                                                                                                 6,041
                                                                                                              --------
               ELECTRIC/GAS UTILITY (0.4%)
    1,692      Pedernales Electric Cooperative, Inc., TX,
                 First Mortgage Bond, Series 2002A (INS)(a)               4.09           11/15/2012              1,676
                                                                                                              --------
               ENVIRONMENTAL SERVICES (2.0%)
    2,100      Granite City, IL, Solid Waste Disposal RB,
                 Waste Management, Inc. Project,
                 Series 2002                                              5.00            5/01/2027(b)           2,110
    5,000      Gulf Coast Waste Disposal Auth. RB,
                 Waste Management of Texas, Series A                      2.50            5/01/2028(b)           4,992
    1,000      Industrial Facilities Corp., RI, RB,
                 Series 2004A                                             2.75            4/01/2016(b)             994
                                                                                                              --------
                                                                                                                 8,096
                                                                                                              --------
               HOSPITAL (0.2%)
    1,000      Medical Univ., SC, Hospital Facilities
                 Auth. RB, Series 2004B (INS)                             3.92            2/15/2009                994
                                                                                                              --------
               NURSING/CCRC (0.7%)
    1,000      Martin Luther King Foundation, Inc., FL,
                 SAVRS, Notes, Series 1998 (INS)(l)                       5.50           12/01/2028              1,000
    2,000      Yellowwood Acres, Inc., IN, SAVRS,
                 Series 1998 (INS)(l)                                     5.50           12/01/2028              2,000
                                                                                                              --------
                                                                                                                 3,000
                                                                                                              --------
               SALES TAX (0.6%)
    2,500      Sales Tax Asset Receivables Co., NY, RB,
                 Series 2004B                                             3.29           10/15/2007              2,470
                                                                                                              --------

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)


PRINCIPAL                                                               COUPON                                  MARKET
   AMOUNT      SECURITY                                                   RATE             MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------
               SPECIAL ASSESSMENT/TAX/FEE (0.7%)
  $ 1,000      New York State Environmental
                 Facilities Corp. RB, Series 2004B (INS)                  4.02%          12/01/2009           $    994
    1,000      Short Pump Town Center Community
                 Development Auth., VA, RB(a)                             4.85            2/01/2006                990
    1,000      Short Pump Town Center Community
                 Development Auth., VA, RB(a)                             3.88            2/01/2005              1,000
                                                                                                              --------
                                                                                                                 2,984
                                                                                                              --------
               TOLL ROADS (0.2%)
    1,000      New Jersey Turnpike Auth. RB,
                 Series 2003B (INS)                                       2.84            1/01/2008                974
                                                                                                              --------
               Total municipal bonds (cost: $40,377)                                                            40,229
                                                                                                              --------
               MONEY MARKET INSTRUMENTS (3.0%)

               VARIABLE-RATE DEMAND NOTES (2.3%)(h)
               ---------------------------------
               BUILDINGS (0.1%)
      575      Precision Aggregate I, LLC, Notes,
                Series 2000 (LOC - Sky Bank)                              3.80            8/03/2015                575
                                                                                                              --------
               ELECTRIC UTILITIES (0.4%)
    1,740      Sempra Energy ESOP, Series 1999 (NBGA)(a)                  3.00           11/01/2014              1,740
                                                                                                              --------
               ENVIRONMENTAL SERVICES (0.2%)
      970      Gulf Shores, AL, Solid Waste RB,
                 Series 2000C (LOC - Colonial Bancgroup, Inc.)            2.94           11/01/2010                970
                                                                                                              --------
               INDUSTRIAL MACHINERY (0.3%)
    1,035      Florence, AL, IDB RB, Series 1999B
                 (LOC - La Salle National Bank, N.A.)                     2.83           11/01/2008              1,035
                                                                                                              --------
               IT CONSULTING & OTHER SERVICES (0.2%)
      755      California Infrastructure & Economic
                 Development RB, Series 2003B
                 (LOC - Wells Fargo Bank, N.A.)                           2.71            9/01/2006                755
                                                                                                              --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)


PRINCIPAL                                                               COUPON                                  MARKET
   AMOUNT      SECURITY                                                   RATE             MATURITY              VALUE
----------------------------------------------------------------------------------------------------------------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (1.1%)
  $ 2,655      Reed Holdings, LLC, Notes,
                 Series 2001 (LOC - Sky Bank)                             3.80%           6/01/2016           $  2,655
      940      Vista Funding Corp., Notes,
                 Series 2001A (LOC - Sky Bank)                            3.55            3/01/2021                940
      750      Wryneck Ltd., Notes, Series 2000
                 (LOC - Sky Bank)                                         3.55            1/01/2020                750
                                                                                                              --------
                                                                                                                 4,345
                                                                                                              --------
                                                                                                                 9,420
                                                                                                              --------
               COMMERCIAL PAPER (0.7%)
               -----------------------
               THRIFTS & MORTGAGE FINANCE
    2,832      Countrywide Home Loans, Inc.                               2.52            2/01/2005              2,832
                                                                                                              --------
               Total money market instruments (cost: $12,252)                                                   12,252
                                                                                                              --------
               TOTAL INVESTMENTS (COST: $408,561)                                                             $409,955
                                                                                                              ========

28

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA SHORT-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

                 Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 (a) Restricted security that is not registered under the
                     Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

                 (b) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 (c) Callable/putable bond - provides the option for the
                     underwriter to call the bonds at face value from the investor on a specified date prior to the bond's maturity. If the underwriter does not exercise the call option, the investor is obligated under the put feature to sell the bond back to the issuer at face value on that specified date. The date shown is the final maturity date, but an earlier date is used in the dollar-weighted portfolio average maturity calculation as a result of the security's put feature.

                 (d) Eurodollar and Yankee obligations are
                     dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign

                     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

                     branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

                 (e) The weighted average life of mortgage- and
                     asset-backed securities is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

                 (f) Interest-only commercial mortgage-backed securities
                     (IO CMBSs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayments penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

                 (g) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

                 (h) Variable-rate demand notes (VRDNs) - provide the right, on any business day, to sell the security at face value on either that

30

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

                     day or within 30 days. The interest rate is adjusted at a stipulated daily, weekly, monthly, or quarterly interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

                 (i) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2005.

                 (j) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Directors and valued using methods determined by a pricing service, under valuation procedures approved by the Board of Directors. The aggregate market value of these securities at January 31, 2005, was $7,325,000, which represented 1.8% of the Fund's net assets.

                 (k) Government-sponsored enterprise (GSE) security that is supported only by the credit of the issuing agency, instrumentality, or corporation, and is neither issued nor guaranteed by the U.S. government.

                 (l) Periodic auction reset bond - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2005. The bond has a put feature which provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the bond.

                 (m) At January 31, 2005, the cost of securities purchased on a when-issued basis was $1,005,000.

                 (n) At January 31, 2005, portions of these securities were segregated to cover when-issued purchases.

                 (o) Security was fair valued at January 31, 2005, by the
                     Manager in accordance with valuation procedures approved by the Board of Directors.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

                   CD      Certificate of Deposit
                   COP     Certificate of Participation
                   CPI     Consumer Price Index
                   EETC    Enhanced Equipment Trust Certificate
                   ESOP    Employee Stock Ownership Plan
                   IDB     Industrial Development Board
                   MTN     Medium-Term Note
                   PCRB    Pollution Control Revenue Bond
                   RB      Revenue Bond
                   REIT    Real Estate Investment Trust
                   SAVRS   Select Auction Variable Rate Securities

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. A high-quality bank, insurance company, other corporation, or a collateral trust may provide the enhancement.

                   (LOC) Principal and interest payments are guaranteed by a bank letter of credit.
                   (NBGA) Principal and interest payments are guaranteed by a non-bank agreement from Sempra Energy.
                   (INS) Principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Capital Markets Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holding Ltd., or MBIA Insurance Corp. The insurance does not guarantee the market value of the security.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

ASSETS
   Investments in securities, at market value
     (identified cost of $408,561)                                      $409,955
   Cash                                                                        1
   Receivables:
      Capital shares sold                                                  1,067
      Interest                                                             3,175
                                                                        --------
         Total assets                                                    414,198
                                                                        --------
LIABILITIES
   Payables:
      Securities purchased (when-issued $1,005)                            1,005
      Capital shares redeemed                                                686
      Dividends on capital shares                                            143
   Accrued management fees                                                    50
   Accrued transfer agent's fees                                               6
   Other accrued expenses and payables                                        39
                                                                        --------
         Total liabilities                                                 1,929
                                                                        --------
            Net assets applicable to capital shares outstanding         $412,269
                                                                        ========

NET ASSETS CONSIST OF:
   Paid-in capital                                                      $457,347
   Overdistribution of net investment income                                (359)
   Accumulated net realized loss on investments                          (46,113)
   Net unrealized appreciation of investments                              1,394
                                                                        --------
            Net assets applicable to capital shares outstanding         $412,269
                                                                        ========
   Capital shares outstanding                                             46,108
                                                                        ========
   Authorized shares of $.01 par value                                   120,000
                                                                        ========
   Net asset value, redemption price, and offering price per share      $   8.94
                                                                        ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA SHORT-TERM BOND FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2005 (UNAUDITED)

INVESTMENT INCOME
   Interest income                                                       $7,388
                                                                         ------
EXPENSES
   Management fees                                                          388
   Administrative and servicing fees                                        315
   Transfer agent's fees                                                    307
   Custody and accounting fees                                               59
   Postage                                                                   23
   Shareholder reporting fees                                                 3
   Directors' fees                                                            3
   Registration fees                                                         16
   Professional fees                                                         23
   Other                                                                      6
                                                                         ------
      Total expenses                                                      1,143
                                                                         ------
NET INVESTMENT INCOME                                                     6,245
                                                                         ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain                                                        491
   Change in net unrealized appreciation/depreciation                    (1,721)
                                                                         ------
         Net realized and unrealized loss                                (1,230)
                                                                         ------
Increase in net assets resulting from operations                         $5,015
                                                                         ======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA SHORT-TERM BOND FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2005 (UNAUDITED),
AND YEAR ENDED JULY 31, 2004

                                                                1/31/2005       7/31/2004
                                                               --------------------------
FROM OPERATIONS
   Net investment income                                       $  6,245         $  12,262
   Net realized gain on investments                                 491               763
   Change in net unrealized appreciation/depreciation
     of investments                                              (1,721)           (3,317)
                                                               --------------------------
         Increase in net assets resulting from operations         5,015             9,708
                                                               --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                         (6,732)          (13,053)
                                                               --------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                     70,101           174,927
   Reinvested dividends                                           5,895            11,396
   Cost of shares redeemed                                      (75,907)         (149,410)
                                                               --------------------------
      Increase in net assets from capital
        share transactions                                           89            36,913
                                                               --------------------------
Net increase (decrease) in net assets                            (1,628)           33,568

NET ASSETS
   Beginning of period                                          413,897           380,329
                                                               --------------------------
   End of period                                               $412,269         $ 413,897
                                                               ==========================
Accumulated undistributed (overdistribution of)
   net investment income:
   End of period                                               $   (358)        $     128
                                                               ==========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                    7,804            19,306
   Shares issued for dividends reinvested                           657             1,258
   Shares redeemed                                               (8,452)          (16,499)
                                                               --------------------------
      Increase in shares outstanding                                  9             4,065
                                                               ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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           to FINANCIAL Statements

USAA SHORT-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Short-Term Bond Fund (the Fund). The Fund's investment objective is high current income consistent with preservation of principal.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 2. Investments in open-end investment companies, other than exchange-traded funds, are valued at their net asset value
                    (NAV) at the end of each business day.

                 3. Securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value.

                 4. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have

36

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           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

                    been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are
                 accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis.
                 Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities using the effective yield method for long-term securities and the straight-line method for short-term securities.

              D. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                 payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

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           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

                 As of January 31, 2005, the cost of outstanding when-issued commitments for the Fund was $1,005,000.

              E. EXPENSES PAID INDIRECTLY - Through arrangements with the
                 Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended January 31, 2005, these custodian and other bank credits did not affect the Fund's expenses.

              F. INDEMNIFICATIONS - Under the Company's organizational
                 documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

              G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         Effective January 6, 2005, the Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the

38

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

         untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         Prior to January 6, 2005, the loan agreement with CAPCO was in the amount of $400 million, and the Fund also participated with other USAA funds in a joint, short-term, revolving, committed loan agreement of $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street both committed $50 million. Subject to availability under this agreement, the Fund could borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, did not exceed 25% of the Fund's total assets. The USAA funds that were party to the loan agreement with Bank of America and State Street were assessed facility fees in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not. The facility fees were allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended January 31, 2005, the Fund paid CAPCO facility fees of $1,000. The Fund had no borrowings under any of these agreements during the six-month period ended January 31, 2005.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2005, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2004, the Fund had capital loss carryovers of $46,582,000 for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2009 and 2012, as shown below. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                               CAPITAL LOSS CARRYOVERS
                        ---------------------------------------
                          EXPIRES                     BALANCE
                        -----------                 -----------
                           2009                     $ 3,941,000
                           2010                       2,084,000
                           2011                      39,474,000
                           2012                       1,083,000
                                                    -----------
                                             Total  $46,582,000
                                                    ===========

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2005, were $84,160,000 and $71,818,000, respectively.

         The cost of securities, including short-term securities, at January 31, 2005, for federal income tax purposes, was approximately the same as that reported in the financial statements.

40

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

         Gross unrealized appreciation and depreciation of investments as of January 31, 2005, were $2,856,000 and $1,462,000, respectively, resulting in net unrealized appreciation of $1,394,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities-lending transactions during the six-month period ended January 31, 2005.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Short

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

                 Investment Grade Bond Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Short Investment Grade Debt Funds category. The base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Short Investment Grade Bond Funds Index over that period, even if the Fund had overall negative returns during the performance period.

42

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

                 For the six-month period ended January 31, 2005, the Fund incurred total management fees, paid or payable to the Manager, of $388,000, which is net of a performance adjustment of $(115,000) that decreased the base management fee of 0.24% by 0.05%.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2005, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $315,000.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $307,000.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the six-month period ended January 31, 2005, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                   COST TO          NET REALIZED
        SELLER                   PURCHASER        PURCHASER        GAIN TO SELLER
---------------------------------------------------------------------------------
USAA Intermediate-Term        USAA Short-Term
     Bond Fund                   Bond Fund       $6,469,000          $58,000

44

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                   SIX-MONTH
                                 PERIOD ENDED
                                  JANUARY 31,                         YEAR ENDED JULY 31,
                                 --------------------------------------------------------------------------------------
                                     2005              2004           2003           2002           2001           2000
                                 --------------------------------------------------------------------------------------
Net asset value at beginning
   of period                     $   8.98          $   9.05       $   8.99       $   9.95       $   9.70       $   9.75
                                 --------------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income              .13               .30            .37            .55(c)         .65            .63
   Net realized and
      unrealized gain (loss)         (.03)             (.07)           .09           (.96)(c)        .25           (.05)
                                 --------------------------------------------------------------------------------------
Total from investment operations      .10               .23            .46           (.41)           .90            .58
                                 --------------------------------------------------------------------------------------
Less distributions:
   From net investment income        (.14)             (.30)          (.40)          (.55)          (.65)          (.63)
                                 --------------------------------------------------------------------------------------
Net asset value at end of
    period                       $   8.94          $   8.98       $   9.05       $   8.99       $   9.95       $   9.70
                                 ======================================================================================

Total return (%) *                   1.18              2.51           5.14          (4.29)          9.61           6.18
Net assets at end of period      $412,269          $413,897       $380,329       $404,048       $419,857       $293,003
   (000)
Ratio of expenses to
   average net assets (%)**           .54(a,b)          .55(b)         .55(b)         .58(b)         .46(b)         .48(b)
Ratio of net investment
   income to average
   net assets (%) **                 2.98(a)           3.06           3.88           5.74(c)        6.67           6.56
Portfolio turnover (%)              18.39             32.02          67.33          87.55          31.80          23.68

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended January 31, 2005, average net assets were $416,004,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly did not affect the Fund's expense ratios.
(c) In 2001, a change in amortization method was made as required by an accounting pronouncement. Without this change, the ratio of net investment income to average net assets would have been 5.73%. The per share net investment income and net realized and unrealized loss amounts would not have changed.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA SHORT-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees, and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2004, through January 31, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

46

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (continued)

USAA SHORT-TERM BOND FUND
JANUARY 31, 2005 (UNAUDITED)

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                      EXPENSES PAID
                                         BEGINNING                ENDING              DURING PERIOD*
                                       ACCOUNT VALUE           ACCOUNT VALUE         AUGUST 1, 2004-
                                       AUGUST 1, 2004        JANUARY 31, 2005        JANUARY 31, 2005
                                       --------------------------------------------------------------
Actual                                   $1,000.00              $1,011.80                 $2.76
Hypothetical
  (5% return before expenses)             1,000.00               1,022.46                  2.78

         *Expenses are equal to the Fund's annualized expense ratio of 0.54%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.18% for the six-month period of August 1, 2004, through January 31, 2005.

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

          DIRECTORS        Christopher W. Claus
                           Barbara B. Dreeben
                           Robert L. Mason, Ph.D.
                           Michael F. Reimherr
                           Laura T. Starks, Ph.D.
                           Richard A. Zucker

     ADMINISTRATOR,        USAA Investment Management Company
INVESTMENT ADVISER,        P.O. Box 659453
       UNDERWRITER,        San Antonio, Texas 78265-9825
    AND DISTRIBUTOR

     TRANSFER AGENT        USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, Texas 78288

          CUSTODIAN        State Street Bank and Trust Company
                           P.O. Box 1713
                           Boston, Massachusetts 02105

        INDEPENDENT        Ernst & Young LLP
  REGISTERED PUBLIC        100 West Houston St., Suite 1900
    ACCOUNTING FIRM        San Antonio, Texas 78205

          TELEPHONE        Call toll free - Central time
   ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                           Saturday, 8:30 a.m. to 5 p.m.
                           Sunday, 10:30 a.m. to 7 p.m.

     FOR ADDITIONAL        (800) 531-8181
  INFORMATION ABOUT        For account servicing, exchanges,
       MUTUAL FUNDS        or redemptions
                           (800) 531-8448

    RECORDED MUTUAL        24-hour service (from any phone)
  FUND PRICE QUOTES        (800) 531-8066

        MUTUAL FUND        (from touch-tone phones only)
     USAA TOUCHLINE        For account balance, last transaction, fund
                           prices, or to exchange or redeem fund shares
                           (800) 531-8777

    INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORM N-QS ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORM N-QS ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

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

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23426-0305                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In October 2004, certain changes were made to the policies and procedures to address the reporting of audit and non-audit fees required in annual reports on Form N-CSR. None of these changes are relevant to this semi-annual report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (EXCEPT THE INDEX FUNDS)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    MARCH 18, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    MARCH 18, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    MARCH 18, 2005
         ------------------------------


*Print the name and title of each signing officer under his or her signature.